MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2024-RPL1 ABS 15G

Exhibit 99.3 - Schedule 4

MS Loan ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment